Consolidated Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Exchange-Traded Funds–33.42%
Invesco High Yield Bond Factor ETF(b)	1,076,000	$24,113,160
Invesco International Developed Dynamic Multifactor ETF(b)	4,910,000	103,620,640
Invesco Russell 1000 Dynamic Multifactor ETF(b)	4,826,160	210,468,838
Invesco Russell 2000 Dynamic Multifactor ETF(b)(c)	1,075,600	38,958,232
Total Exchange-Traded Funds (Cost $320,365,121)		377,160,870
Common Stocks & Other Equity Interests–27.86%
Aerospace & Defense–0.64%
Airbus SE (France)	47,319	5,116,972
CAE, Inc. (Canada)(d)	33,967	898,678
L3Harris Technologies, Inc.	2,343	562,250
Northrop Grumman Corp.	1,323	633,585
		7,211,485
Air Freight & Logistics–0.45%
DSV A/S (Denmark)	4,233	711,505
InPost S.A. (Poland)(d)	39,565	261,523
United Parcel Service, Inc., Class B	9,402	1,832,356
ZTO Express Cayman, Inc. (China)	5,979	153,175
ZTO Express Cayman, Inc., ADR (China)	83,112	2,126,836
		5,085,395
Apparel Retail–0.04%
Lojas Renner S.A. (Brazil)	99,495	486,312
Apparel, Accessories & Luxury Goods–1.56%
adidas AG (Germany)	2,921	501,299
Brunello Cucinelli S.p.A. (Italy)	5,334	310,278
Cie Financiere Richemont S.A. (Switzerland)	16,149	1,953,824
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023 (Switzerland)(d)	50,652	36,718
EssilorLuxottica S.A. (France)	2,586	405,711
Hermes International (France)	1,616	2,212,456
Kering S.A. (France)	7,753	4,448,429
LVMH Moet Hennessy Louis Vuitton SE (France)	9,653	6,714,693
PRADA S.p.A. (Italy)	177,400	1,024,433
		17,607,841
Application Software–1.45%
Adobe, Inc.(d)	6,360	2,608,363
Bill.com Holdings, Inc.(d)	3,405	459,948
Cadence Design Systems, Inc.(d)	4,890	909,931
Dassault Systemes SE (France)	26,255	1,125,595
Datadog, Inc., Class A(d)	1,518	154,851
HubSpot, Inc.(d)	792	243,936
Intuit, Inc.	8,866	4,044,403
Manhattan Associates, Inc.(d)	4,829	679,296
Paylocity Holding Corp.(d)	4,420	910,211
Qualtrics International, Inc., Class A(d)	13,759	175,427
Roper Technologies, Inc.	1,828	798,233
Shares		Value
Application Software–(continued)
SAP SE (Germany)	15,306	$1,418,674
Splunk, Inc.(d)	3,655	379,791
Synopsys, Inc.(d)	3,716	1,365,630
Tyler Technologies, Inc.(d)	2,122	846,678
Xero Ltd. (New Zealand)(d)	4,218	276,668
		16,397,635
Asset Management & Custody Banks–0.02%
Ameriprise Financial, Inc.	781	210,808
Automotive Retail–0.06%
O’Reilly Automotive, Inc.(d)	944	664,189
Biotechnology–0.33%
Ascendis Pharma A/S, ADR (Denmark)(d)	3,296	281,907
BeiGene Ltd., ADR (China)(d)	5,400	907,632
Brii Biosciences Ltd. (China)(d)	55,000	64,595
CSL Ltd. (Australia)	4,902	995,527
Horizon Therapeutics PLC(d)	3,627	300,932
Natera, Inc.(d)	4,723	221,981
Veracyte, Inc.(d)	9,191	242,091
Zai Lab Ltd., ADR (China)(d)	17,501	709,315
		3,723,980
Brewers–0.37%
Ambev S.A. (Brazil)	345,002	995,512
Asahi Group Holdings Ltd. (Japan)	37,800	1,311,160
Carlsberg A/S, Class B (Denmark)	14,515	1,879,778
		4,186,450
Broadcasting–0.05%
Zee Entertainment Enterprises Ltd. (India)	196,456	614,243
Building Products–0.26%
Advanced Drainage Systems, Inc.	3,166	375,488
Assa Abloy AB, Class B (Sweden)	44,147	1,042,676
Carlisle Cos., Inc.	1,799	532,684
Daikin Industries Ltd. (Japan)	5,900	1,037,737
		2,988,585
Cable & Satellite–0.01%
Charter Communications, Inc., Class A(d)	284	122,716
Casinos & Gaming–0.29%
Boyd Gaming Corp.	4,889	271,388
Entain PLC (United Kingdom)(d)	71,369	1,049,363
Flutter Entertainment PLC (Ireland)(d)	14,483	1,455,139
Las Vegas Sands Corp.(d)	13,456	507,157
		3,283,047
Commodity Chemicals–0.17%
LG Chem Ltd. (South Korea)	3,411	1,590,985
Olin Corp.	5,449	284,819
		1,875,804

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Communications Equipment–0.09%
Motorola Solutions, Inc.	4,163	$993,250
Construction & Engineering–0.22%
Quanta Services, Inc.	4,901	679,916
Vinci S.A. (France)	14,884	1,428,412
WillScot Mobile Mini Holdings Corp.(d)	10,390	401,158
		2,509,486
Construction Machinery & Heavy Trucks–0.12%
Epiroc AB, Class A (Sweden)	77,167	1,372,744
Construction Materials–0.10%
James Hardie Industries PLC, CDI	33,440	827,026
Vulcan Materials Co.	1,739	287,509
		1,114,535
Consumer Electronics–0.09%
Sony Group Corp. (Japan)	12,300	1,052,878
Copper–0.01%
Antofagasta PLC (Chile)	5,676	80,394
Data Processing & Outsourced Services–0.56%
Adyen N.V. (Netherlands)(d)(e)	379	683,646
Amadeus IT Group S.A. (Spain)(d)	30,666	1,789,341
Edenred (France)	21,112	1,085,132
Fidelity National Information Services, Inc.	3,687	376,664
Pagseguro Digital Ltd., Class A (Brazil)(d)	7,607	82,536
Paychex, Inc.	4,899	628,444
StoneCo Ltd., Class A (Brazil)(d)	13,153	126,006
Visa, Inc., Class A	5,778	1,225,571
Worldline S.A. (France)(d)(e)	7,410	328,041
		6,325,381
Department Stores–0.15%
Next PLC (United Kingdom)	20,007	1,667,083
Distillers & Vintners–0.47%
Davide Campari-Milano N.V. (Italy)	104,774	1,164,908
Diageo PLC (United Kingdom)	13,861	658,820
Pernod Ricard S.A. (France)	17,517	3,447,527
		5,271,255
Distributors–0.04%
Pool Corp.	1,170	418,509
Diversified Banks–1.06%
Banco Bradesco S.A., Preference Shares (Brazil)	271,832	915,721
Banco Santander Chile (Chile)	1,576,486	62,440
Commercial International Bank Egypt S.A.E. (Egypt)	91,723	183,749
Credicorp Ltd. (Peru)	2,021	261,517
ICICI Bank Ltd., ADR (India)	59,203	1,230,238
ING Groep N.V. (Netherlands)	106,236	1,032,445
Kotak Mahindra Bank Ltd. (India)	168,458	3,857,757
Lloyds Banking Group PLC (United Kingdom)	2,583,229	1,432,679
NU Holdings Ltd., Class A (Brazil)(d)	107,536	452,727
PT Bank Central Asia Tbk (Indonesia)	1,185,000	590,189
Shares		Value
Diversified Banks–(continued)
Sberbank of Russia PJSC (Russia)(d)(f)	11,951	$0
Societe Generale S.A. (France)	88,246	1,978,907
TCS Group Holding PLC, GDR (Russia)(e)(f)	6,603	0
		11,998,369
Diversified Metals & Mining–0.45%
Anglo American PLC (South Africa)	20,477	739,646
Eramet S.A. (France)	7,509	795,445
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	682,570	2,698,739
Korea Zinc Co. Ltd. (South Korea)	2,239	822,766
		5,056,596
Diversified Real Estate Activities–0.25%
Ayala Land, Inc. (Philippines)	1,016,600	466,794
DLF Ltd. (India)	477,508	2,330,704
		2,797,498
Drug Retail–0.03%
Shop Apotheke Europe N.V. (Netherlands)(d)(e)	2,585	250,245
Zur Rose Group AG (Switzerland)(d)	1,193	85,658
		335,903
Electrical Components & Equipment–0.30%
AMETEK, Inc.	5,391	665,789
Ceres Power Holdings PLC (United Kingdom)(d)	9,217	68,349
Generac Holdings, Inc.(d)	1,191	319,545
Nidec Corp. (Japan)	30,900	2,149,713
WEG S.A. (Brazil)	26,136	141,639
		3,345,035
Electronic Components–0.34%
Murata Manufacturing Co. Ltd. (Japan)	29,800	1,744,212
Omron Corp. (Japan)	6,000	335,867
Sunny Optical Technology Group Co. Ltd. (China)	26,300	357,571
TDK Corp. (Japan)	42,600	1,342,906
		3,780,556
Electronic Equipment & Instruments–0.28%
Keyence Corp. (Japan)	6,900	2,738,233
Trimble, Inc.(d)	5,614	389,780
		3,128,013
Environmental & Facilities Services–0.34%
Rentokil Initial PLC (United Kingdom)	304,649	2,014,811
Republic Services, Inc.	5,116	709,385
Waste Connections, Inc.	8,438	1,125,376
		3,849,572
Fertilizers & Agricultural Chemicals–0.09%
FMC Corp.	4,752	527,947
Nutrien Ltd. (Canada)	6,117	523,982
		1,051,929
Financial Exchanges & Data–0.62%
FactSet Research Systems, Inc.	1,078	463,195
London Stock Exchange Group PLC (United Kingdom)	21,835	2,130,926
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Financial Exchanges & Data–(continued)
MSCI, Inc.	1,288	$619,966
S&P Global, Inc.	9,956	3,752,715
		6,966,802
Food Distributors–0.05%
Sysco Corp.	6,371	540,898
Food Retail–0.34%
Alimentation Couche-Tard, Inc. (Canada)	34,755	1,552,718
Kobe Bussan Co. Ltd. (Japan)	21,700	619,193
Ocado Group PLC (United Kingdom)(d)	80,260	824,004
Seven & i Holdings Co. Ltd. (Japan)	21,600	882,407
		3,878,322
Footwear–0.06%
Puma SE (Germany)	9,551	641,239
General Merchandise Stores–0.31%
Dollar Tree, Inc.(d)	4,228	699,142
Dollarama, Inc. (Canada)	46,299	2,806,033
		3,505,175
Gold–0.16%
Agnico Eagle Mines Ltd. (Canada)	25,627	1,101,705
Franco-Nevada Corp. (Canada)	1,070	136,939
Northern Star Resources Ltd. (Australia)	93,124	517,064
Polyus PJSC (Russia)(d)(f)	3,242	0
Polyus PJSC, GDR (Russia)(e)(f)	3,188	0
		1,755,708
Health Care Distributors–0.11%
AmerisourceBergen Corp.	5,886	858,944
Henry Schein, Inc.(d)	4,903	386,503
		1,245,447
Health Care Equipment–0.53%
Ambu A/S, Class B (Denmark)	8,063	91,686
Boston Scientific Corp.(d)	4,724	193,920
IDEXX Laboratories, Inc.(d)	1,158	462,251
Insulet Corp.(d)	1,997	494,857
Intuitive Surgical, Inc.(d)	1,726	397,273
Medtronic PLC	14,395	1,331,825
MicroTech Medical Hangzhou Co. Ltd., H Shares (China)(d)(e)	20,400	23,959
Omnicell, Inc.(d)	2,380	262,086
ResMed, Inc.	5,604	1,347,874
Siemens Healthineers AG (Germany)(e)	13,609	696,334
STERIS PLC	2,766	624,148
		5,926,213
Health Care Facilities–0.05%
Tenet Healthcare Corp.(d)	8,564	566,252
Health Care Services–0.05%
Dr Lal PathLabs Ltd. (India)(e)	16,789	488,754
New Horizon Health Ltd. (China)(d)(e)	31,000	93,398
		582,152
Health Care Supplies–0.20%
Alcon, Inc. (Switzerland)	11,759	918,260
Shares		Value
Health Care Supplies–(continued)
ConvaTec Group PLC (United Kingdom)(e)	148,524	$414,201
Cooper Cos., Inc. (The)	1,102	360,354
Hoya Corp. (Japan)	5,100	512,275
		2,205,090
Health Care Technology–0.01%
Doximity, Inc., Class A(d)	3,509	148,501
Homebuilding–0.14%
Sekisui House Ltd. (Japan)	86,300	1,532,080
Hotels, Resorts & Cruise Lines–0.44%
Choice Hotels International, Inc.	2,320	280,419
H World Group Ltd. (China)	4,900	19,151
H World Group Ltd., ADR (China)	64,468	2,472,348
Hilton Worldwide Holdings, Inc.	6,513	834,120
Marriott International, Inc., Class A	1,822	289,370
Trainline PLC (United Kingdom)(d)(e)	208,949	1,013,385
		4,908,793
Human Resource & Employment Services–0.10%
Benefit One, Inc. (Japan)	23,400	379,447
Recruit Holdings Co. Ltd. (Japan)	20,000	751,183
		1,130,630
Hypermarkets & Super Centers–0.15%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	459,268	1,663,553
Industrial Conglomerates–0.29%
Hitachi Ltd. (Japan)	34,300	1,740,512
Siemens AG (Germany)	5,834	647,756
SM Investments Corp. (Philippines)	63,594	896,053
		3,284,321
Industrial Gases–0.22%
Air Liquide S.A. (France)	18,055	2,488,365
Industrial Machinery–0.33%
Aalberts N.V. (Netherlands)	10,004	428,827
Atlas Copco AB, Class A (Sweden)	184,116	2,152,348
FANUC Corp. (Japan)	900	155,495
MISUMI Group, Inc. (Japan)	21,000	524,324
VAT Group AG (Switzerland)(d)(e)	1,759	511,428
		3,772,422
Insurance Brokers–0.08%
Arthur J. Gallagher & Co.	5,163	924,125
Integrated Oil & Gas–0.33%
BP PLC (United Kingdom)	234,609	1,149,164
Novatek PJSC, GDR (Russia)(e)(f)	19,962	0
Repsol S.A. (Spain)(d)	90,449	1,128,288
Shell PLC, ADR (Netherlands)	27,465	1,466,082
		3,743,534
Integrated Telecommunication Services–0.21%
Spark New Zealand Ltd. (New Zealand)	724,489	2,331,008
Interactive Home Entertainment–0.33%
Konami Holdings Corp. (Japan)	17,300	1,021,827
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Interactive Home Entertainment–(continued)
NetEase, Inc., ADR (China)	29,299	$2,724,221
		3,746,048
Interactive Media & Services–1.32%
Alphabet, Inc., Class A(d)	67,620	7,865,558
Baidu, Inc., A Shares (China)(d)	37,450	641,304
Meta Platforms, Inc., Class A(d)	14,147	2,250,788
NAVER Corp. (South Korea)	7,373	1,478,266
Rightmove PLC (United Kingdom)	99,911	783,005
Tencent Holdings Ltd. (China)	47,817	1,881,014
Yandex N.V., Class A (Russia)(d)(f)	54,808	0
		14,899,935
Internet & Direct Marketing Retail–0.75%
Alibaba Group Holding Ltd. (China)(d)	174,100	1,967,003
Amazon.com, Inc.(d)	5,040	680,148
Americanas S.A. (Brazil)	125,529	339,654
Coupang, Inc. (South Korea)(d)	15,150	261,944
Farfetch Ltd., Class A (United Kingdom)(d)	25,200	200,088
JD.com, Inc., ADR (China)	48,933	2,911,513
Meituan, B Shares (China)(d)(e)	90,600	2,052,087
		8,412,437
Internet Services & Infrastructure–0.03%
MongoDB, Inc.(d)	1,217	380,276
Investment Banking & Brokerage–0.09%
LPL Financial Holdings, Inc.	4,962	1,041,623
IT Consulting & Other Services–0.68%
Amdocs Ltd.	3,179	276,764
EPAM Systems, Inc.(d)	3,500	1,222,375
Gartner, Inc.(d)	3,099	822,723
Globant S.A.(d)	3,159	629,399
Infosys Ltd. (India)	83,314	1,631,981
Tata Consultancy Services Ltd. (India)	75,066	3,136,923
		7,720,165
Leisure Products–0.13%
Bandai Namco Holdings, Inc. (Japan)	12,000	937,720
Shimano, Inc. (Japan)	3,200	540,703
		1,478,423
Life & Health Insurance–0.30%
AIA Group Ltd. (Hong Kong)	250,800	2,531,276
Legal & General Group PLC (United Kingdom)	162,173	517,453
Prudential PLC (Hong Kong)	28,550	344,260
		3,392,989
Life Sciences Tools & Services–0.97%
Agilent Technologies, Inc.	7,908	1,060,463
Avantor, Inc.(d)	36,699	1,065,005
Bio-Rad Laboratories, Inc., Class A(d)	652	367,245
Charles River Laboratories International, Inc.(d)	1,277	319,940
Danaher Corp.	1,117	325,572
Illumina, Inc.(d)	1,925	417,109
IQVIA Holdings, Inc.(d)	2,673	642,242
Lonza Group AG (Switzerland)	1,506	917,819
Shares		Value
Life Sciences Tools & Services–(continued)
Mettler-Toledo International, Inc.(d)	435	$587,132
Repligen Corp.(d)	4,304	918,301
Samsung Biologics Co. Ltd. (South Korea)(d)(e)	2,113	1,403,907
Sartorius Stedim Biotech (France)	2,469	990,658
West Pharmaceutical Services, Inc.	2,046	702,924
Wuxi Biologics Cayman, Inc. (China)(d)(e)	128,300	1,227,588
		10,945,905
Managed Health Care–0.11%
Humana, Inc.	832	401,024
Molina Healthcare, Inc.(d)	2,625	860,265
		1,261,289
Movies & Entertainment–0.32%
CTS Eventim AG & Co. KGaA (Germany)(d)	16,198	887,185
Liberty Media Corp.-Liberty Formula One, Class C(d)	1,568	106,263
Live Nation Entertainment, Inc.(d)	6,134	576,535
Universal Music Group N.V. (Netherlands)	82,207	1,867,286
Walt Disney Co. (The)(d)	1,175	124,668
		3,561,937
Multi-Utilities–0.08%
Veolia Environnement S.A. (France)	37,970	952,318
Office REITs–0.04%
Alexandria Real Estate Equities, Inc.	2,940	487,393
Oil & Gas Exploration & Production–0.42%
Antero Resources Corp.(d)	6,455	255,876
Inpex Corp. (Japan)	141,900	1,625,241
Pioneer Natural Resources Co.	4,049	959,411
Santos Ltd. (Australia)	194,064	999,084
Var Energi ASA (Norway)	236,846	947,925
		4,787,537
Oil & Gas Refining & Marketing–0.21%
Reliance Industries Ltd. (India)	59,236	1,882,290
S-Oil Corp. (South Korea)	6,363	452,272
		2,334,562
Oil & Gas Storage & Transportation–0.22%
Cheniere Energy, Inc.	7,094	1,061,120
Enbridge, Inc. (Canada)	25,331	1,138,122
Targa Resources Corp.	3,864	267,041
		2,466,283
Other Diversified Financial Services–0.53%
FirstRand Ltd. (South Africa)	170,855	674,979
Housing Development Finance Corp. Ltd. (India)	176,365	5,311,596
Jackson Financial, Inc., Class A	1	28
		5,986,603
Packaged Foods & Meats–0.07%
Barry Callebaut AG (Switzerland)	124	274,982
Hershey Co. (The)	2,372	540,721
		815,703
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Paper Packaging–0.05%
Avery Dennison Corp.	3,016	$574,427
Personal Products–0.19%
LG H&H Co. Ltd. (South Korea)	218	131,145
L’Oreal S.A. (France)	3,630	1,371,123
Unilever PLC (United Kingdom)	13,863	675,256
		2,177,524
Pharmaceuticals–0.72%
Bayer AG (Germany)	11,110	647,455
Catalent, Inc.(d)	7,106	803,689
Novo Nordisk A/S, Class B (Denmark)	51,697	6,079,976
Phathom Pharmaceuticals, Inc.(d)	7,752	71,396
Royalty Pharma PLC, Class A	11,450	497,961
		8,100,477
Property & Casualty Insurance–0.04%
W.R. Berkley Corp.	7,927	495,675
Real Estate Development–0.04%
Oberoi Realty Ltd. (India)	43,662	502,255
Real Estate Operating Companies–0.03%
IWG PLC (Switzerland)(d)	103,796	244,382
SM Prime Holdings, Inc. (Philippines)	211,310	140,708
		385,090
Regional Banks–0.04%
East West Bancorp, Inc.	4,757	341,458
SVB Financial Group(d)	339	136,803
		478,261
Research & Consulting Services–0.22%
CoStar Group, Inc.(d)	1,939	140,752
Dun & Bradstreet Holdings, Inc.(d)	6,840	107,798
Equifax, Inc.	7,925	1,655,612
Nihon M&A Center Holdings, Inc. (Japan)	40,000	534,332
		2,438,494
Restaurants–0.48%
Chipotle Mexican Grill, Inc.(d)	262	409,826
Compass Group PLC (United Kingdom)	62,483	1,466,533
Yum China Holdings, Inc. (China)	72,916	3,551,738
		5,428,097
Semiconductor Equipment–0.30%
ASML Holding N.V. (Netherlands)	3,562	2,045,161
Disco Corp. (Japan)	2,700	656,386
Enphase Energy, Inc.(d)	2,044	580,864
Lam Research Corp.	143	71,573
		3,353,984
Semiconductors–1.54%
Alphawave IP Group PLC (United Kingdom)(d)	16,324	26,904
Analog Devices, Inc.	18,110	3,114,196
Infineon Technologies AG (Germany)	30,122	818,106
Lattice Semiconductor Corp.(d)	6,911	425,026
Marvell Technology, Inc.	21,793	1,213,434
MediaTek, Inc. (Taiwan)	74,000	1,701,652
Monolithic Power Systems, Inc.	2,003	930,834
Shares		Value
Semiconductors–(continued)
NVIDIA Corp.	1,781	$323,483
QUALCOMM, Inc.	6,355	921,856
Renesas Electronics Corp. (Japan)(d)	68,500	659,937
Silergy Corp. (China)	16,000	299,703
STMicroelectronics N.V., New York Shares (Singapore)	15,057	571,263
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	369,000	6,319,301
		17,325,695
Soft Drinks–0.20%
Britvic PLC (United Kingdom)	70,857	744,920
Coca-Cola Europacific Partners PLC (United Kingdom)	17,349	938,928
Fomento Economico Mexicano S.A.B. de C.V., Series CPO (Mexico)	93,946	585,414
		2,269,262
Specialized REITs–0.10%
Extra Space Storage, Inc.	2,659	503,934
SBA Communications Corp., Class A	1,846	619,868
		1,123,802
Specialty Chemicals–0.15%
Akzo Nobel N.V. (Netherlands)	4,750	320,348
Albemarle Corp.	1,228	300,013
Ecolab, Inc.	632	104,387
Sika AG (Switzerland)	3,991	987,702
		1,712,450
Specialty Stores–0.11%
Tractor Supply Co.	2,647	506,847
Ulta Beauty, Inc.(d)	1,769	687,982
		1,194,829
Steel–0.09%
Vale S.A., ADR (Brazil)	79,050	1,064,013
Systems Software–0.28%
Crowdstrike Holdings, Inc., Class A(d)	3,378	620,201
Microsoft Corp.	3,393	952,551
Oracle Corp.	10,400	648,130
Palo Alto Networks, Inc.(d)	1,821	908,861
		3,129,743
Technology Hardware, Storage & Peripherals–0.27%
FUJIFILM Holdings Corp. (Japan)	11,800	673,958
Samsung Electronics Co. Ltd. (South Korea)	50,160	2,378,788
		3,052,746
Tobacco–0.46%
Philip Morris International, Inc.	13,510	1,312,496
Swedish Match AB (Sweden)	368,160	3,856,780
		5,169,276
Trading Companies & Distributors–0.27%
Ashtead Group PLC (United Kingdom)	17,175	968,428
Ferguson PLC	7,569	953,145
Marubeni Corp. (Japan)	57,800	538,437
RS GROUP PLC (United Kingdom)	45,896	579,401
		3,039,411
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Trucking–0.04%
Old Dominion Freight Line, Inc.	1,639	$497,453
Wireless Telecommunication Services–0.17%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	38,177	722,691
Vodafone Group PLC (United Kingdom)	790,506	1,166,267
		1,888,958
Total Common Stocks & Other Equity Interests (Cost $316,085,325)		314,421,454
Principal Amount
U.S. Treasury Securities–22.44%
U.S. Treasury Bonds–9.92%
5.00%, 05/15/2037	$25,200,000	32,199,891
3.25%, 05/15/2042	24,520,000	24,554,481
2.00%, 08/15/2051	69,595,000	55,170,349
		111,924,721
U.S. Treasury Notes–12.52%
1.88%, 02/15/2032(g)	151,410,000	141,355,430
Total U.S. Treasury Securities (Cost $264,736,720)		253,280,151
Shares
Preferred Stocks–0.15%
Diversified Banks–0.04%
Socium Re Ltd., Series 2019-1, Pfd.(f)	264,345	442,743
Diversified Support Services–0.11%
Harambee Re Ltd., Pfd.(f)	1,200	19,620
Kinesis Re I Ltd., Series 2019-1, Pfd.(f)	116,394	131,352
Lion Rock Re Ltd., Series S, Pfd.(f)	375	22,955
Mt. Logan Re Ltd., Pfd.(f)	1,737	940,708
Thopas Re Ltd., Pfd.(f)	74	6,064
Turing Re Ltd., Series 2019-1, Pfd.(e)(f)	13,286	93,922
Viribus Re Ltd., Pfd.(f)	457,088	76,090
		1,290,711
Total Preferred Stocks (Cost $5,031,051)		1,733,454
Principal Amount
Event-Linked Bonds–0.12%
Diversified Support Services–0.00%
Alturas RE Segregated Account (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(e)(f)(h)	$15,000	30,454
Other Diversified Financial Services–0.12%
Eden RE II Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(e)(f)(h)	10,800	115,740
Principal Amount		Value
Other Diversified Financial Services–(continued)
Limestone Re Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(e)(f)(h)	$15,621	$38,020
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(e)(f)(h)	1,800,000	1,166,415
		1,320,175
Total Event-Linked Bonds (Cost $1,841,421)		1,350,629
U.S. Dollar Denominated Bonds & Notes–0.02%
Health Care Services–0.02%
Omnicare, Inc., 4.75%, 12/01/2022 (Cost $210,072)	210,000	210,702
Shares
Money Market Funds–13.82%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(b)(i)	54,588,375	54,588,375
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(b)(i)	38,996,028	38,996,028
Invesco Treasury Portfolio, Institutional Class, 1.66%(b)(i)	62,386,714	62,386,714
Total Money Market Funds (Cost $155,967,290)		155,971,117
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.83% (Cost $1,064,237,000)		1,104,128,377
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 1.77%(b)(i)(j)	36,232	36,232
Invesco Private Prime Fund, 1.89%(b)(i)(j)	93,167	93,167
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,399)		129,399
TOTAL INVESTMENTS IN SECURITIES–97.84% (Cost $1,064,366,399)		1,104,257,776
OTHER ASSETS LESS LIABILITIES—2.16%		24,371,289
NET ASSETS–100.00%		$1,128,629,065
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$52,397,015	$23,859,764	$(70,685,259)	$83,845	$(5,655,365)	$-	$621,032
Invesco Fundamental High Yield® Corporate Bond ETF	39,260,258	-	(39,320,675)	(1,394,214)	1,454,631	-	-
Invesco High Yield Bond Factor ETF	27,448,760	-	-	(3,335,600)	-	24,113,160	1,056,621
Invesco International Developed Dynamic Multifactor ETF	130,625,149	-	-	(27,004,509)	-	103,620,640	4,232,273
Invesco Russell 1000 Dynamic Multifactor ETF	236,240,532	-	-	(25,771,694)	-	210,468,838	1,857,396
Invesco Russell 2000 Dynamic Multifactor ETF	44,940,397	-	-	(5,982,165)	-	38,958,232	375,438
Invesco Senior Loan ETF	68,560,608	-	(65,481,868)	100,065	(3,178,805)	-	1,261,819
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	6,228,330	186,233,364	(137,873,319)	-	-	54,588,375	200,659
Invesco Liquid Assets Portfolio, Institutional Class	4,146,169	133,023,832	(98,177,597)	3,847	(223)	38,996,028	94,985
Invesco Treasury Portfolio, Institutional Class	7,118,091	212,838,131	(157,569,508)	-	-	62,386,714	144,129
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	77,683,037	(77,646,805)	-	-	36,232	22,025*
Invesco Private Prime Fund	-	144,100,426	(144,006,297)	-	(962)	93,167	56,238*
Investments in Other Affiliates:
Lion Rock Re Ltd., Series S, Pfd.**	53,327	-	-	(30,372)	-	22,955	-
Total	$617,018,636	$777,738,554	$(790,761,328)	$(63,330,797)	$(7,380,724)	$533,284,341	$9,922,615

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of July 31, 2022, this security was not considered as an affiliate of the Fund.

(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Non-income producing security.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $10,631,524, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Zero coupon bond issued at a discount.
(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	760	September-2022	$157,073,000	$14,172,092	$14,172,092
Nikkei 225 Index	6	September-2022	1,248,594	44,060	44,060
S&P/TSX 60 Index	58	September-2022	10,752,567	226,711	226,711
S&P/ASX 200 Index	92	September-2022	11,024,092	410,690	410,690
Subtotal—Long Futures Contracts				14,853,553	14,853,553
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	403	September-2022	(37,988,795)	(3,422,288)	(3,422,288)
MSCI Emerging Markets Index	546	September-2022	(27,259,050)	230,759	230,759
EURO STOXX 600 Index	771	September-2022	(17,221,747)	(1,071,608)	(1,071,608)
Subtotal—Short Futures Contracts				(4,263,137)	(4,263,137)
Total Futures Contracts				$10,590,416	$10,590,416

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/01/2022	Bank of America, N.A.	JPY	1,135,306,300	USD	8,780,276	$248,075
09/01/2022	Bank of America, N.A.	USD	4,667,316	JPY	632,061,923	82,837
09/21/2022	Bank of America, N.A.	DKK	24,045,000	USD	3,464,345	151,302
09/21/2022	Bank of America, N.A.	USD	16,238,253	IDR	243,370,000,000	151,385
09/21/2022	Bank of America, N.A.	USD	9,046,153	KRW	11,815,000,000	23,515
09/21/2022	Bank of America, N.A.	ZAR	18,730,000	USD	1,187,771	67,092
09/21/2022	Barclays Bank PLC	THB	524,440,000	USD	15,095,708	799,271
09/21/2022	Deutsche Bank AG	GBP	13,325,000	USD	16,684,446	438,723
09/21/2022	Deutsche Bank AG	MXN	128,580,000	USD	6,429,790	180,169
09/21/2022	Deutsche Bank AG	PHP	919,790,000	USD	17,115,556	549,119
09/21/2022	Deutsche Bank AG	USD	2,251,608	MXN	47,285,000	46,676
09/21/2022	Deutsche Bank AG	USD	30,362,527	NZD	49,425,000	713,849
09/02/2022	Goldman Sachs International	USD	3,636,482	BRL	20,120,000	215,858
09/21/2022	Goldman Sachs International	USD	40,099,266	JPY	5,350,000,000	174,626
09/21/2022	J.P. Morgan Chase Bank, N.A.	AUD	13,490,000	USD	9,617,965	185,182
09/21/2022	J.P. Morgan Chase Bank, N.A.	CNY	194,980,000	USD	29,054,428	152,550
09/21/2022	J.P. Morgan Chase Bank, N.A.	IDR	237,450,000,000	USD	16,258,131	267,172
09/21/2022	J.P. Morgan Chase Bank, N.A.	KRW	35,976,700,000	USD	28,142,855	525,696
09/21/2022	J.P. Morgan Chase Bank, N.A.	TWD	549,590,000	USD	18,719,006	370,820
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	18,271,470	ZAR	308,750,000	202,082
09/21/2022	J.P. Morgan Chase Bank, N.A.	ZAR	250,400,000	USD	16,196,383	1,214,108
09/21/2022	Morgan Stanley and Co. International PLC	CAD	42,510,000	USD	33,821,121	629,767
09/21/2022	Morgan Stanley and Co. International PLC	CLP	513,000,000	USD	600,302	35,994
09/21/2022	Morgan Stanley and Co. International PLC	GBP	1,900,000	USD	2,384,732	68,269
09/21/2022	Morgan Stanley and Co. International PLC	HKD	9,495,000	USD	1,212,656	1,305
09/21/2022	Morgan Stanley and Co. International PLC	INR	1,220,440,000	USD	15,483,887	168,701
09/21/2022	Morgan Stanley and Co. International PLC	NZD	28,790,000	USD	18,386,791	284,842
09/21/2022	Morgan Stanley and Co. International PLC	TWD	162,385,000	USD	5,464,270	43,011
09/01/2022	Royal Bank of Canada	USD	2,316,794	JPY	315,557,152	54,721
Subtotal—Appreciation						8,046,717
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/01/2022	Barclays Bank PLC	JPY	379,965,925	USD	2,803,381	$(52,188)
09/01/2022	Barclays Bank PLC	USD	4,298,481	JPY	567,653,150	(32,381)
09/02/2022	Barclays Bank PLC	USD	13,782,837	BRL	68,563,000	(655,205)
09/21/2022	BNP Paribas S.A.	USD	16,416,605	CZK	383,310,000	(604,274)
09/21/2022	BNP Paribas S.A.	USD	15,632,143	HUF	5,960,000,000	(746,823)
09/21/2022	BNP Paribas S.A.	USD	15,944,588	PLN	70,240,000	(931,317)
09/21/2022	Deutsche Bank AG	CHF	4,120,000	USD	4,259,136	(85,374)
09/21/2022	Goldman Sachs International	JPY	9,046,700,000	USD	67,220,782	(881,240)
09/21/2022	Goldman Sachs International	USD	23,085,484	CNY	155,000,000	(109,839)
09/21/2022	Goldman Sachs International	USD	16,243,437	TWD	476,420,000	(338,048)
09/21/2022	J.P. Morgan Chase Bank, N.A.	AUD	5,135,000	USD	3,486,229	(104,382)
09/21/2022	J.P. Morgan Chase Bank, N.A.	CAD	6,965,000	USD	5,333,820	(104,378)
09/21/2022	J.P. Morgan Chase Bank, N.A.	CZK	380,000,000	USD	15,441,562	(234,225)
09/21/2022	J.P. Morgan Chase Bank, N.A.	EUR	2,780,000	USD	2,847,301	(3,931)
09/21/2022	J.P. Morgan Chase Bank, N.A.	GBP	1,735,000	USD	2,069,798	(45,499)
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	15,922,757	IDR	233,762,000,000	(180,165)
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	9,007,792	INR	716,750,000	(13,364)
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	10,295,145	SEK	101,425,000	(292,345)
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	15,370,952	SGD	21,225,000	(4,830)
09/21/2022	Morgan Stanley and Co. International PLC	CHF	7,930,000	USD	8,162,145	(199,982)
09/21/2022	Morgan Stanley and Co. International PLC	USD	31,709,926	CAD	40,190,000	(330,003)
09/21/2022	Morgan Stanley and Co. International PLC	USD	17,065,679	COP	67,947,000,000	(1,354,574)
09/21/2022	Morgan Stanley and Co. International PLC	USD	899,928	EUR	840,000	(38,405)
09/21/2022	Morgan Stanley and Co. International PLC	USD	535,694	MYR	2,360,000	(5,800)
09/21/2022	Morgan Stanley and Co. International PLC	USD	427,384	PEN	1,620,000	(17,228)
09/21/2022	Standard Chartered Bank PLC	USD	16,613,194	NOK	158,570,000	(188,906)
Subtotal—Depreciation						(7,554,706)
Total Forward Foreign Currency Contracts						$492,011

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net Total Return Index	SOFR + 0.27%	Quarterly	743,000	May—2023	USD	190,155,990	$—	$4,004,770	$4,004,770
Equity Risk
Goldman Sachs International	Pay	Russell Midcap Growth Total Return Index	3 Month USD LIBOR + 0.24%	Quarterly	11,800	September—2022	USD	45,985,815	—	(5,076,354)	(5,076,354)
Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	SOFR + 0.01%	Quarterly	718,000	May—2023	USD	190,171,634	—	(8,835,727)	(8,835,727)
Subtotal — Depreciation									—	(13,912,081)	(13,912,081)
Total — Total Return Swap Agreements									$—	$(9,907,311)	$(9,907,311)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $14,330,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$377,160,870	$—	$—	$377,160,870
Common Stocks & Other Equity Interests	132,039,588	182,381,866	0	314,421,454
U.S. Treasury Securities	—	253,280,151	—	253,280,151
Preferred Stocks	—	—	1,733,454	1,733,454
Event-Linked Bonds	—	—	1,350,629	1,350,629
U.S. Dollar Denominated Bonds & Notes	—	210,702	—	210,702
Money Market Funds	155,971,117	129,399	—	156,100,516
Total Investments in Securities	665,171,575	436,002,118	3,084,083	1,104,257,776
Other Investments - Assets*
Futures Contracts	15,084,312	—	—	15,084,312
Forward Foreign Currency Contracts	—	8,046,717	—	8,046,717
Swap Agreements	—	4,004,770	—	4,004,770
	15,084,312	12,051,487	—	27,135,799
Other Investments - Liabilities*
Futures Contracts	(4,493,896)	—	—	(4,493,896)
Forward Foreign Currency Contracts	—	(7,554,706)	—	(7,554,706)
Swap Agreements	—	(13,912,081)	—	(13,912,081)
	(4,493,896)	(21,466,787)	—	(25,960,683)
Total Other Investments	10,590,416	(9,415,300)	—	1,175,116
Total Investments	$675,761,991	$426,586,818	$3,084,083	$1,105,432,892

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Global Allocation Fund